Note 9 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2016
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31, 2016	January 31, 2015
Cost
Customer agreements and relationships	107,743	97,344
Existing technology	117,586	93,911
Trade names	4,515	4,349
Non-compete covenants	2,559	2,407
	232,403	198,011
Accumulated amortization
Customer agreements and relationships	45,853	37,956
Existing technology	48,295	40,326
Trade names	3,128	3,130
Non-compete covenants	1,565	1,473
	98,841	82,885
Net	133,562	115,126